Oct. 07, 2015
BP Capital TwinLine Energy Fund
BP Capital TwinLine Energy Fund
BP Capital TwinLine Energy Fund (“Energy Fund”) BP Capital TwinLine MLP Fund (“MLP Fund”) Supplement dated October 7, 2015 to the Prospectus dated February 27, 2015, as supplemented
Effective immediately, footnote 3 on page 1 of the Prospectus is revised to read as follows:
(3)
BP Capital Fund Advisors, LLC (the “Advisor”) has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 2.00%, 1.75% and 2.65% of the average daily net assets of Class A shares, Class I shares and Class C shares of the Fund, respectively (the “Expense Caps”).  The Expense Caps are indefinite but will remain in effect at least through February 28, 2016, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps. The Fund’s net operating expenses may be higher to the extent that the Fund incurs expenses that are excluded from the Expense Caps.

Please retain this Supplement with the Prospectus.